UPDATING SUMMARY PROSPECTUS
DELAWARE LIFE ACCELERATOR PRIME® VARIABLE ANNUITY
Issued By
DELAWARE LIFE INSURANCE COMPANY
May 1, 2025
The Delaware Life Accelerator Prime® Variable Annuity (the “Contract”) is a flexible payment deferred variable annuity contract. Delaware Life Insurance Company offers the Contract to individuals and entities.
This Updating Summary Prospectus summarizes key features of the Contract. This Updating Summary Prospectus also provides a summary of the Contract features that have changed since the prospectus dated April 30, 2024. This may not reflect all the changes that have occurred since you entered into your Contract.
The prospectus for the Contract contains more information about the Contract including its features, benefits, and risks. If you have any questions about the Contract and wish to talk to a representative, you may call 1-800-374-3714. You can find the current prospectus and other information about the Contract online at https://dfinview.com/DelawareLife/TAHD/246115208. You can also obtain this information at no cost at https://dfinreports.com/delawarelife, by calling 1-800-477-6545, Option 2, or by sending an email request to agentsupport@delawarelife.com.
Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at www.Investor.gov.
The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

SPECIAL TERMS
The following terms as used in this Initial Summary Prospectus have the indicated meanings:
ACCUMULATION PHASE: the period before the Income Phase while the Contract is in force.
BUSINESS DAY: Any day the New York Stock Exchange (NYSE) is open for trading and that is a day on which we process financial transactions and requests.
COMPANY (“we,” “us,” “our,” “Delaware Life”): Delaware Life Insurance Company.
CONTRACT VALUE: the sum of the Variable Accumulation Value and the Fixed Accumulation Value.
CONTRACT YEAR: a period of 365 days (366 days if a leap year) first measured from the Issue Date.
DESIGNATED INVESTMENT OPTIONS: a subset of the Subaccounts to which you are allowed to allocate Purchase Payments and Contract Value if you elect an optional benefit except for the Income Boostsm GLWB.
FIXED ACCOUNT: a part of the Company’s general account, consisting of all the Company’s assets other than those allocated to the Company’s separate accounts.
FIXED ACCUMULATION VALUE: for a Valuation Period, the sum of amounts in any Guarantee Period and in the Fixed Account for the Dollar Cost Averaging program, including interest earned thereon.
FUND: an open-end management investment company registered under the Investment Company Act of 1940 in which a Subaccount invests.
GLWB: Four optional living benefit riders, Delaware Life Income Boost SM (“Income Boost GLWB”), Delaware Life Income Control SM (“Income Control GLWB”), Flex Income Boost GLWB and Flex Income Control GLWB. GLWB generally is an abbreviation for “guaranteed living withdrawal benefit.”
GLWB COVERED PERSON (JOINT GLWB COVERED PERSON): Under a GLWB, the natural person whose age is used to determine the Lifetime Withdrawal Percentage for purposes of calculating the AWA on the Income Start Date and on any subsequent Step-Up Date. If joint-life coverage is elected, the GLWB Covered Person is the younger spouse as recognized under federal tax laws and the older spouse is the Joint GLWB Covered Person.
GOOD ORDER: a complete instruction received by the Company, including Company and legally required information.
GUARANTEE PERIOD: a Fixed Account investment option for which a guaranteed interest rate is credited for a specified period.
HAV VALUE: under the Highest Anniversary Value Death Benefit, the amount used to calculate the death benefit and its additional fee.
INCOME PHASE: the period during which annuity payments are made.
INCOME START DATE: Under the GLWB, the date we receive your election to activate your right to withdraw the AWA.
ISSUE DATE: the date we apply your initial Purchase Payment and issue your Contract.

LIFETIME WITHDRAWAL PERCENTAGE: A percentage, based on the GLWB Covered Person’s age on the Income Start Date and on any subsequent Step-Up Date, that is applied to the Withdrawal Benefit Base to determine the AWA. The current Lifetime Withdrawal Percentages will not change throughout the life of the Contract from the Lifetime Withdrawal Percentages disclosed in the Rate Sheet Supplement. The Lifetime Withdrawal Percentage is also known as the Lifetime Withdrawal Benefit.
MARKET VALUE ADJUSTMENT: Amounts withdrawn, transferred or surrendered from a multi-year Guarantee Period may be subject to an adjustment known as a Market Value Adjustment (MVA). The MVA may result in upward or downward adjustments to these amounts, subject to a floor for downward adjustments. Currently, we do not offer any multi-year Guarantee Periods. Single-year Guarantee Periods are not subject to MVAs.
PURCHASE PAYMENT: an amount paid to the Company as consideration for the Contract.
ROP VALUE: under the Return of Premium Death Benefit, the amount used to calculate the death benefit and its additional fee.
SERVICE ADDRESS: by mail, Delaware Life Insurance Company, P.O. Box 80428, Indianapolis, IN 46280; by express mail, Delaware Life Insurance Company, 10555 Group 1000 Way, Zionsville, IN 46077; and by facsimile at (800) 883-9165; or such other address specified by written notice from us, to which all correspondence concerning your Contract should be sent.
STEP-UP: Under the GLWB, an increase that the Company applies to the Withdrawal Benefit Base.
STEP-UP DATE: Under the GLWB, the date when the Withdrawal Benefit Base is increased by a Step-Up.
SUBACCOUNT: one of the divisions of the Variable Account to which you may allocate Purchase Payments and Contract Value.
VALUATION PERIOD: the period of time beginning at the close of regular trading on the NYSE each Business Day and ending at the close of such trading on the next Business Day.
VARIABLE ACCOUNT: Delaware Life Variable Account F, which is a separate account of the Company consisting of Subaccounts.
VARIABLE ACCUMULATION VALUE: the sum of the values of the Variable Accumulation Units in the Subaccounts. A Variable Accumulation Unit is a unit of measure, for each Subaccount, used to calculate the Contract Value allocated to each Subaccount of the Variable Account during the Accumulation Phase.
WITHDRAWAL BENEFIT BASE: under a Guaranteed Lifetime Withdrawal Benefit, the amount used to calculate the benefit and its additional fee.
WITHDRAWAL CHARGE: the charge applied in the event that you make a partial withdrawal from, or full surrender of, your Contract during the period when the Withdrawal Charge applies.

UPDATED INFORMATION ABOUT THE CONTRACT
The information in this Updating Summary Prospectus is a summary of the Contract features that have changed since the prospectus dated April 30, 2024. This may not reflect all the changes that have occurred since you entered into your Contract.
Changes Affecting the Optional Benefit Riders and Fees
For applications signed and received in Good Order between April 30, 2024 and February 2, 2025, the Lifetime Withdrawal Percentage is based on the youngest the age of the GLWB Covered Person on the Income Start Date and on the date of any subsequent Step-Up, as shown on the table below. The Lifetime Withdrawal Percentage is based on the age of the youngest GLWB Covered Person on the Income Start Date and on the date of any subsequent Step-Up, as shown in the table below.
LW% for the Income Boost GLWB and Flex Income Boost GLWB
Age on Your Income Start Date and any Subsequent Step-Up date	Lifetime Withdrawal Percentage Single-Life Coverage	Lifetime Withdrawal Percentage Joint-Life Coverage
˂55	0.00%	0.00%
55-59	4.00%	3.50%
60-64	4.25%	3.75%
65-69	5.40%	4.90%
70-74	5.60%	5.10%
75-79	5.80%	5.30%
80-84	6.00%	5.50%
85+	6.00%	5.50%
LW% for the Income Control GLWB and Flex Income Control GLWB
Age on Your Income Start Date and any Subsequent Step-Up date	Lifetime Withdrawal Percentage Single-Life Coverage	Lifetime Withdrawal Percentage Joint-Life Coverage
˂55	0.00%	0.00%
55-59	4.25%	3.75%
60-64	4.80%	4.30%
65-69	6.00%	5.50%
70-74	6.35%	5.85%
75-79	6.60%	6.10%
80-84	6.75%	6.25%
85+	6.75%	6.25%
For applications signed and received in Good Order between February 3, 2025 and April 30, 2025, the Lifetime Withdrawal Percentage is based on the youngest the age of the GLWB Covered Person on the Income Start Date and on the date of any subsequent Step-Up, as shown on the table below. The Lifetime Withdrawal Percentage is based on the age of the youngest GLWB Covered Person on the Income Start Date and on the date of any subsequent Step-Up, as shown in the table below.

LW% for the Income Boost GLWB and Flex Income Boost GLWB
Age on Your Income Start Date and any Subsequent Step-Up date	Lifetime Withdrawal Percentage Single-Life Coverage	Lifetime Withdrawal Percentage Joint-Life Coverage
˂55	0.00%	0.00%
55-59	4.00%	3.50%
60-64	4.25%	3.75%
65-69	5.50%	5.00%
70-74	5.65%	5.15%
75-79	5.80%	5.30%
80-84	6.00%	5.50%
85+	6.00%	5.50%
LW% for the Income Control GLWB and Flex Income Control GLWB
Age on Your Income Start Date and any Subsequent Step-Up date	Lifetime Withdrawal Percentage Single-Life Coverage	Lifetime Withdrawal Percentage Joint-Life Coverage
˂55	0.00%	0.00%
55-59	4.25%	3.75%
60-64	4.80%	4.30%
65-69	6.15%	5.65%
70-74	6.35%	5.85%
75-79	6.60%	6.10%
80-84	6.75%	6.25%
85+	6.75%	6.25%
Changes Affecting the Funds
Adviser and Subadviser
For Putnam VT Global Asset Allocation Fund and Putnam VT Income Fund, Franklin Advisers, Inc. (“Franklin Advisers”) has replaced Putnam Investment Management, LLC (“Putnam Management”) as the Fund’s adviser, and Putnam Management has become a subadviser effective July 15, 2024.
For Putnam VT George Putnam Balanced Fund, Putnam VT Global Health Care Fund, Putnam VT Large Cap Value Fund, Putnam VT Research Fund, Putnam VT Sustainable Future Fund, and Putnam VT Sustainable Leaders Fund, the Fund’s adviser, Putnam Management, has retained Franklin Advisers as a subadviser effective July 15, 2024.
In addition, for all Funds named above, another subadviser, Putnam Investments Limited, has merged with and into Franklin Templeton Investment Management Limited effective November 1, 2024.
Liquidation
Morgan Stanley VIF Global Infrastructure Portfolio Class II was liquidated and the Fund’s assets were transferred into MFS VIT II US Government Money Market Portfolio Service Class.

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT
	FEES AND EXPENSES			Location In The Prospectus
Are There Charges for Early Withdrawals?
Yes. If you withdraw money from your Contract within 7 years following your last Purchase Payment, you will be assessed a Withdrawal Charge of up to 8.0% (as a percentage of Purchase Payments withdrawn), declining to
0% over that time period. For example if you make a withdrawal you could pay a Withdrawal Charge of up to $8,000 on a $100,000 investment.
Fee Table - Transaction Expenses Withdrawals, Surrenders, and Withdrawal Charges
Are There Transaction Charges?
Yes. In addition to charges for withdrawals, you may also be charged for other transactions. There may be taxes on Purchase Payments and charges for transfers between investment options. Currently, we do not charge for transfers. However, we reserve the right to charge $25 per transfer after the first 12 transfers per Contract Year.
Fee Table - Transaction Expenses Transfer Privilege Contract Charges
Are There Ongoing Fees and Expenses (annual charges)?
Yes. The table below describes the fees and expenses that you may pay each year, depending on the investment options and optional benefits you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the investment options and optional benefits you have elected.
Fee Table - Annual Contract Expenses Contract Charges Benefits Available Under the Contract Appendix A: Funds Available Under the Contract
	Annual Fee	Minimum	Maximum
	Base contract:	1.20%[1]	1.20%[1]
	Investment options (Fund fees and expenses)	0.59%[2]	2.54%[2]
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.20%[3]	6.00%[4]

1. As a percentage of average Variable Accumulation Value, plus an amount attributable to the Annual Contract Fee.
2. As a percentage of Fund net assets.
3. As a percentage of ROP Value for the Return of Premium death benefit rider.
4. As a percentage of Withdrawal Benefit Base plus a percentage of the GMPB Base for the GLWB/GMPB Combo rider, which rider is no longer available for sale, combined with a percentage of ROP Value or HAV Value, if one of the optional death benefit riders is also
selected.This represents the maximum fee for the riders.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your
Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add
Withdrawal Charges that substantially increase costs.

	FEES AND EXPENSES (CONT.)		Location In The Prospectus
	Lowest Annual Cost: $1,630	Highest Annual Cost: $8,141
Assumes: ●Investment of $100,000 ●5% annual appreciation ●Least expensive Fund fees and expenses ●No optional benefits ●No sales charges ●No additional Purchase Payments, transfers or withdrawals
Assumes:
●Investment of $100,000
●5% annual appreciation
●Most expensive combination of
optional benefits and Fund fees
and expenses
●No sales charges
●No additional Purchase
Payments, transfers or
withdrawals

	RISKS		Location In The Prospectus
Is There a Risk of Loss from Poor Performance?	Yes. You can lose money by investing in the Contract.		Principal Risks of Investing in the Contract
Is This Short-Term Investment?
●No. The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.
●The benefits of tax deferral, long-term income, and living benefit guarantees mean the Contract is generally more beneficial to investors with a long-time horizon. You should not use the Contract as a short-term investment.
●Withdrawal Charges may apply to withdrawals. If you take a withdrawal, a Withdrawal Charge may reduce the withdrawal amount that you actually receive or the value of your investment. Withdrawals may also reduce or terminate Contract guarantees.
●Withdrawals are subject to taxes, including a 10% additional tax if you take a withdrawal before age 59 1∕2.

What are the Risks Associated with the Investment Options?
●An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract (e.g., the Funds).
●Each investment option (including any Fixed Account investment option)
will have its own unique risks.
●You should review the investment options before making an investment decision.

Is There Any Chance the Company Won’t Pay Amounts Due Me Under the Contract?
Yes. An investment in the Contract is subject to the risks related to the
Company. Any obligations (including under any Fixed Account investment options), guarantees, or benefits are subject to the claims-paying ability of the Company. Additional information about the Company, including its financial strength ratings, is available upon request by calling (800)
374-3714 or visiting https://www.delawarelife.com/our-company.

	RESTRICTIONS	Location In The Prospectus
Are There Limits to the Investment Options?
●Yes. Certain investment options may not be available under your Contract.
●You are allowed to make 12 transfers between investment options per
Contract Year. We reserve the right to charge $25 per transfer on all transfers. At least 6 days must elapse between transfers. Your transfers between Fund options are subject to policies designed to deter excessively frequent transfers. These transfer restrictions do not apply to transfers under the Contract’s automatic transfer programs.
●Amounts withdrawn or transferred from the Fixed Account prior to the end of a multi-year Guarantee Period are subject to a Market Value
Adjustment, which may result in either a positive or negative adjustment.
Negative adjustments are subject to a floor.
●We reserve the right to remove or substitute Funds as investment options.

Variable Account
Options: The
Funds
The Fixed
Account
Transfers Among
the Subaccounts
and the Fixed
Account
Appendix A:
Funds Available
Under the
Contract
Appendix B: List
of Designated
Investment
Options and
Other Investment
Restrictions

Are There Any Restrictions on Contract Benefits?
●Yes. There are additional restrictions under the Contract’s optional benefits, including restrictions that limit the investment options that you may select under the Contract. We may change these restrictions in the future.
●Failure to satisfy applicable investment restrictions may result in the termination of an optional benefit.
●Withdrawals that exceed limits specified by the terms of an optional benefit may affect the availability of the benefit by reducing the benefit by an amount greater than the value withdrawn and could terminate the benefit.
Benefits Available Under the Contract Optional Living Benefits Designated Investment Options Death Benefit Appendix B: List of Designated Investment Options and Other Investment Restrictions
	TAXES	Location In The Prospectus
What are the Contract’s Tax Implications?
●You should consult with a tax professional to determine the tax implications of an investment in and payments received under the
Contract.
●There is no additional tax benefit if you purchase the Contract through a tax-qualified plan or an individual retirement account (IRA).
●Distributions from your Contract that are includible in income are taxed at ordinary income rates. You may be subject to a 10% additional tax if you take a withdrawal before age 59 1∕2.
Tax Considerations

	CONFLICTS OF INTEREST	Location In The Prospectus
How Are Investment Professionals Compensated?
Your investment professional may receive compensation for selling the
Contract to you, including commissions, other cash compensation, and non-cash compensation. We may share the revenue we earn on this Contract with your investment professional’s firm. As a result of these compensation arrangements, your investment professional may have a financial incentive to offer or recommend this Contract to you over another investment for which the investment professional is not compensated or compensated less.
Distribution of the Contract
Should I Exchange my Contract?
Some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange a contract you already own if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing contract.

APPENDIX A - FUNDS
AVAILABLE UNDER THE CONTRACT
The following is a list of Funds available under the Contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at https://dfinview.com/DelawareLife/TAHD/246115208. You can also request this information at no cost at https://dfinreports.com/DelawareLife, by calling (800) 477-6545, Option 2, or by sending an email request to agentsupport@delawarelife.com.  Depending on the optional benefits you choose, you may not be able to invest in certain Funds. See APPENDIX B - LIST OF DESIGNATED FUNDS AND OTHER INVESTMENT RESTRICTIONS.
The current expenses and performance information below reflects fees and expenses of the Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. A Fund’s past performance is not necessarily an indication of future performance.
Type	Fund	Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/24)
				1 Year	5 Year	10 Year
Allocation - Moderate	AB Variable Products Series Fund, Inc. Balanced Hedged Allocation Portfolio[1] Class B	AllianceBernstein, L.P.	0.95%[2]	8.58%	4.14%	5.18%
Equity - US Mid Cap	AB Variable Products Series Fund, Inc. Discovery Value Portfolio Class B	AllianceBernstein, L.P.	1.06%	9.72%	8.57%	7.36%
Equity - US Large Cap Growth	AB Variable Products Series Fund, Inc. Large Cap Growth Portfolio Class B	AllianceBernstein, L.P.	0.90%	24.95%	15.87%	15.67%
Equity - US Large Cap Value	AB Variable Products Series Fund, Inc. Relative Value Portfolio Class B	AllianceBernstein, L.P.	0.86%	12.76%	9.54%	9.39%
Equity - US Small Cap	AB Variable Products Series Fund, Inc. Small Cap Growth Portfolio Class B	AllianceBernstein, L.P.	1.15%[2]	18.44%	7.28%	10.34%
Allocation - Moderate	American Funds Insurance Series® American Funds® Global Balanced Fund Class 4	Capital Research and Management Company	1.01%[2]	6.32%	4.56%	5.65%
Allocation - Moderate	American Funds Insurance Series® Asset Allocation Fund Class 4	Capital Research and Management Company	0.79%	16.11%	8.04%	8.05%
Equity - Global Large Cap	American Funds Insurance Series® Global Growth Fund Class 4	Capital Research and Management Company	0.91%[2]	13.39%	9.49%	10.46%
Equity - US Large Cap Growth	American Funds Insurance Series® Growth Fund Class 4	Capital Research and Management Company	0.84%	31.29%	18.53%	16.29%
Equity - US Large Cap Blend	American Funds Insurance Series® Growth-Income Fund Class 4	Capital Research and Management Company	0.78%	23.93%	12.73%	11.93%
Equity - Global Large Cap	American Funds Insurance Series® International Fund Class 4	Capital Research and Management Company	1.03%	2.93%	0.97%	3.75%
Equity - Global Emerging Markets	American Funds Insurance Series® New World Fund® Class 4	Capital Research and Management Company	1.07%[2]	6.33%	4.29%	5.96%
Equity - US Large Cap Growth	BlackRock Variable Series Funds, Inc. BlackRock Capital Appreciation V.I. Fund Class III	BlackRock Advisors, LLC	1.04%[2]	31.93%	15.84%	14.77%

Type	Fund	Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/24)
				1 Year	5 Year	10 Year
Equity - US Large Cap Value	BlackRock Variable Series Funds, Inc. BlackRock Equity Dividend V.I. Fund Class III	BlackRock Advisors, LLC	0.92%[2]	9.71%	7.98%	8.79%
Allocation - Moderate	BlackRock Variable Series Funds, Inc. BlackRock Global Allocation V.I. Fund Class III	BlackRock Advisors, LLC / BlackRock International Limited, BlackRock (Singapore) Limited	1.01%[2]	9.01%	5.74%	5.33%
Equity - US Large Cap Growth	BlackRock Variable Series Funds, Inc. BlackRock Large Cap Focus Growth V.I. Fund Class III	BlackRock Advisors, LLC	1.04%[2]	31.39%	15.88%	15.01%
Fixed Income - US	BlackRock Variable Series Funds II, Inc. BlackRock Total Return V.I. Fund Class III	BlackRock Advisors, LLC / BlackRock International Limited, BlackRock (Singapore) Limited	0.77%	1.13%	-0.50%	1.11%
Allocation - Moderate	BlackRock Variable Series Funds, Inc. BlackRock 60/40 Target Allocation ETF V.I. Fund Class III	BlackRock Advisors, LLC	0.57%[2]	11.36%	6.86%	6.48%
Equity - US Large Cap Blend	Legg Mason Partners Variable Equity Trust ClearBridge Variable Appreciation Portfolio Class II	Franklin Templeton Fund Advisor, LLC / ClearBridge Investments, LLC	0.95%	22.37%	12.50%	N/A
Equity - US Large Cap Blend	Legg Mason Partners Variable Equity Trust ClearBridge Variable Dividend Strategy Portfolio Class II	Franklin Templeton Fund Advisor, LLC / ClearBridge Investments, LLC	1.00%	16.69%	10.69%	10.47%
Equity - US Mid Cap	Legg Mason Partners Variable Equity Trust ClearBridge Variable Mid Cap Portfolio Class II	Franklin Templeton Fund Advisor, LLC / ClearBridge Investments, LLC	1.06%	9.73%	6.35%	7.02%
Allocation - Moderate	Columbia Funds Variable Series Trust II Columbia Variable Portfolio – Balanced Fund Class 2	Columbia Management Investment Advisers, LLC	1.00%	14.30%	9.15%	8.25%
Equity - US Large Cap Value	Columbia Funds Variable Series Trust II Columbia Variable Portfolio – Select Large Cap Value Fund Class 2	Columbia Management Investment Advisers, LLC	0.94%	12.58%	9.29%	8.98%
Equity - US Large Cap	First Trust Variable Insurance Trust First Trust Capital Strength Portfolio Class I	First Trust Advisors L.P.	1.10%[2]	10.41%	N/A	N/A
Allocation - Moderate	First Trust Variable Insurance Trust First Trust/Dow Jones Dividend & Income Allocation Portfolio Class I	First Trust Advisors L.P.	1.18%	6.01%	4.48%	6.14%
Equity - International Large Cap	First Trust Variable Insurance Trust First Trust International Developed Capital Strength Portfolio Class I	First Trust Advisors L.P.	1.20%[2]	1.76%	N/A	N/A
Allocation - Moderate	Franklin Templeton Variable Insurance Products Trust Franklin Allocation VIP Fund Class 4	Franklin Advisers, Inc. / Templeton Global Advisors Limited, Franklin Templeton Institutional, LLC, Brandywine Global Investment Management, LLC, ClearBridge Investments, LLC	0.92%[2]	8.89%	5.45%	5.25%

Type	Fund	Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/24)
				1 Year	5 Year	10 Year
Allocation - Cautious	Franklin Templeton Variable Insurance Products Trust Franklin Income VIP Fund Class 4	Franklin Advisers, Inc.	0.82%	7.08%	5.17%	5.16%
Allocation - Moderate	Legg Mason Partners Variable Equity Trust Franklin Multi-Asset Variable Conservative Growth Fund Class II	Franklin Templeton Fund Advisor, LLC / Franklin Advisers, Inc.	1.00%	11.58%	6.10%	N/A
Allocation - Aggressive	Franklin Templeton Variable Insurance Products Trust Franklin Mutual Shares VIP Fund Class 4	Franklin Mutual Advisers, LLC	1.04%	11.16%	5.64%	5.72%
Equity - US Large Cap Blend	Franklin Templeton Variable Insurance Products Trust Franklin Rising Dividends VIP Fund Class 4	Franklin Advisers, Inc.	0.98%	10.68%	10.19%	10.33%
Equity - US Small Cap	Franklin Templeton Variable Insurance Products Trust Franklin Small Cap Value VIP Fund Class 4	Franklin Mutual Advisers, LLC	1.00%	11.60%	8.27%	8.07%
Equity - US Large Cap Blend	Goldman Sachs Variable Insurance Trust Goldman Sachs U.S. Equity Insights Fund Service Shares	Goldman Sachs Asset Management, L.P.	0.77%[2]	27.92%	13.91%	11.82%
Fixed Income - US	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco V.I. Core Plus Bond Fund Series II	Invesco Advisers, Inc.	0.87%[2]	2.72%	0.08%	1.98%
Equity - US Mid Cap	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco V.I. Discovery Mid Cap Growth Fund Series II	Invesco Advisers, Inc.	1.10%	23.92%	9.92%	11.29%
Equity - US Large Cap Value	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco V.I. Diversified Dividend Fund Series II	Invesco Advisers, Inc.	0.93%	12.96%	7.37%	7.57%
Equity - US Large Cap Blend	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco V.I. Equally-Weighted S&P 500 Fund Series II	Invesco Advisers, Inc. / Invesco Capital Management, LLC	0.59%	12.47%	10.20%	9.65%
Allocation - Moderate	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco V.I. Equity and Income Fund Series II	Invesco Advisers, Inc.	0.82%	11.91%	8.12%	7.09%
Equity - US Large Cap Blend	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco V.I. Main Street Fund® Series II	Invesco Advisers, Inc.	1.05%[2]	23.39%	11.81%	10.97%
Allocation - Moderate	Janus Aspen Series Janus Henderson Balanced Portfolio Service Shares	Janus Henderson Investors US LLC	0.87%	15.15%	8.06%	8.40%
Equity - US Mid Cap	Janus Aspen Series Janus Henderson Enterprise Portfolio Service Shares	Janus Henderson Investors US LLC	0.97%	15.32%	9.61%	12.12%
Equity - Technology Sector	Janus Aspen Series Janus Henderson Global Technology and Innovation Portfolio Service Shares	Janus Henderson Investors US LLC	0.97%	31.76%	17.80%	19.06%

Type	Fund	Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/24)
				1 Year	5 Year	10 Year
Equity - US Mid Cap	Janus Aspen Series Janus Henderson Mid Cap Value Portfolio Service Shares	Janus Henderson Investors US LLC	1.18%	12.80%	6.86%	7.33%
Allocation - Aggressive	Lazard Retirement Series, Inc. Lazard Retirement Global Dynamic Multi-Asset Portfolio[1] Service Shares	Lazard Asset Management LLC	1.05%[2]	8.60%	2.33%	4.35%
Fixed Income - US	Lord Abbett Series Fund, Inc. Bond Debenture Portfolio Class VC	Lord, Abbett & Co. LLC	0.99%	6.72%	1.90%	3.73%
Fixed Income - US	Lord Abbett Series Fund, Inc. Short Duration Income Portfolio Class VC	Lord, Abbett & Co. LLC	0.84%	5.14%	1.70%	2.09%
Equity - US Small Cap	MFS® Variable Insurance Trust III MFS® Blended Research® Small Cap Equity Portfolio Service Class	Massachusetts Financial Services Company	0.82%[2]	4.65%	5.94%	7.75%
Allocation - Cautious	MFS® Variable Insurance Trust III MFS® Conservative Allocation Portfolio Service Class	Massachusetts Financial Services Company	0.94%	5.65%	3.26%	4.41%
Equity - US Large Cap Blend	MFS® Variable Insurance Trust II MFS® Core Equity Portfolio Service Class	Massachusetts Financial Services Company	1.04%[2]	19.87%	12.45%	12.18%
Equity - Global Large Cap	MFS® Variable Insurance Trust II MFS® Global Growth Portfolio Service Class	Massachusetts Financial Services Company	1.13%[2]	10.78%	8.97%	10.48%
Equity - Real Estate Sector	MFS® Variable Insurance Trust III MFS® Global Real Estate Portfolio Service Class	Massachusetts Financial Services Company	1.15%[2]	-2.92%	0.66%	4.47%
Allocation - Cautious	MFS® Variable Insurance Trust II MFS® Global Tactical Allocation Portfolio Service Class	Massachusetts Financial Services Company	1.03%[2]	4.68%	2.87%	3.66%
Allocation - Aggressive	MFS® Variable Insurance Trust III MFS® Growth Allocation Portfolio Service Class	Massachusetts Financial Services Company	1.04%	10.05%	6.60%	7.77%
Equity - US Large Cap Growth	MFS® Variable Insurance Trust MFS® Growth Series Service Class	Massachusetts Financial Services Company	0.97%[2]	31.15%	14.46%	14.82%
Equity - US Large Cap Blend	MFS® Variable Insurance Trust MFS® Investors Trust Series Service Class	Massachusetts Financial Services Company	0.99%[2]	19.22%	11.12%	10.81%
Equity - US Mid Cap	MFS® Variable Insurance Trust MFS® Mid Cap Growth Series Service Class	Massachusetts Financial Services Company	1.05%[2]	14.44%	8.85%	11.43%
Equity - US Mid Cap	MFS® Variable Insurance Trust III MFS® Mid Cap Value Portfolio Service Class	Massachusetts Financial Services Company	1.04%[2]	13.52%	9.47%	8.78%
Allocation - Moderate	MFS® Variable Insurance Trust III MFS® Moderate Allocation Portfolio Service Class	Massachusetts Financial Services Company	0.96%	8.12%	5.13%	6.25%
Equity - US Small Cap	MFS® Variable Insurance Trust MFS® New Discovery Series Service Class	Massachusetts Financial Services Company	1.12%[2]	6.44%	4.71%	8.92%
Equity - US Small Cap	MFS® Variable Insurance Trust III MFS® New Discovery Value Portfolio Service Class	Massachusetts Financial Services Company	1.13%[2]	9.18%	8.40%	9.67%

Type	Fund	Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/24)
				1 Year	5 Year	10 Year
Equity - Technology Sector	MFS® Variable Insurance Trust II MFS® Technology Portfolio Service Class	Massachusetts Financial Services Company	1.11%[2]	36.45%	17.46%	17.75%
Fixed Income - US	MFS® Variable Insurance Trust MFS® Total Return Bond Series Service Class	Massachusetts Financial Services Company	0.78%[2]	2.33%	0.14%	1.64%
Allocation - Moderate	MFS® Variable Insurance Trust MFS® Total Return Series Service Class	Massachusetts Financial Services Company	0.86%[2]	7.46%	5.89%	6.20%
US Money Market	MFS® Variable Insurance Trust II MFS® U.S. Government Money Market Portfolio[3] Service Class	Massachusetts Financial Services Company	0.45%[2]	4.84%	2.14%	1.39%
Equity - Utilities Sector	MFS® Variable Insurance Trust MFS® Utilities Series Service Class	Massachusetts Financial Services Company	1.04%[2]	11.34%	5.61%	6.02%
Equity - US Large Cap Value	MFS® Variable Insurance Trust MFS® Value Series Service Class	Massachusetts Financial Services Company	0.94%[2]	11.35%	7.76%	8.36%
Allocation - Moderate	Morgan Stanley Variable Insurance Fund, Inc. Global Strategist Portfolio Class II	Morgan Stanley Investment Management, Inc. / Morgan Stanley Investment Management Limited	1.00%[2]	7.42%	4.02%	4.35%
Equity - US Large Cap Growth	Morgan Stanley Variable Insurance Fund, Inc. Growth Portfolio Class II	Morgan Stanley Investment Management, Inc.	0.82%[2]	61.01%	15.54%	16.37%
Commodities Broad Basket	PIMCO Variable Insurance Trust PIMCO CommodityRealReturn® Strategy Portfolio Advisor Class	Pacific Investment Management Company LLC	2.38%[2]	3.97%	6.98%	1.55%
Fixed Income - Global	PIMCO Variable Insurance Trust PIMCO International Bond Portfolio (U.S. Dollar-Hedged) Advisor Class	Pacific Investment Management Company LLC	1.11%	5.36%	1.24%	2.41%
Fixed Income - US	PIMCO Variable Insurance Trust PIMCO Total Return Portfolio Advisor Class	Pacific Investment Management Company LLC	0.89%	2.43%	-0.13%	1.43%
Allocation - Moderate	Putnam Variable Trust Putnam VT George Putnam Balanced Fund Class IB	Putnam Investment Management, LLC / Franklin Advisers, Inc., Franklin Templeton Investment Management Limited	0.90%	16.73%	9.11%	8.60%
Allocation - Moderate	Putnam Variable Trust Putnam VT Global Asset Allocation Fund Class IB	Franklin Advisers, Inc. / Putnam Investment Management LLC, Franklin Templeton Investment Management Limited, The Putnam Advisory Company, LLC	1.11%[2]	16.36%	8.00%	7.00%
Equity - Healthcare Sector	Putnam Variable Trust Putnam VT Global Health Care Fund Class IB	Putnam Investment Management, LLC / Franklin Advisers, Inc., Franklin Templeton Investment Management Limited, The Putnam Advisory Company, LLC	0.98%	1.43%	7.94%	7.65%

Type	Fund	Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/24)
				1 Year	5 Year	10 Year
Fixed Income - US	Putnam Variable Trust Putnam VT Income Fund Class IB	Franklin Advisers, Inc. / Putnam Investment Management LLC, Franklin Templeton Investment Management Limited	0.85%	2.32%	-1.41%	1.03%
Equity - US Large Cap Value	Putnam Variable Trust Putnam VT Large Cap Value Fund Class IB	Putnam Investment Management, LLC / Franklin Advisers, Inc., Franklin Templeton Investment Management Limited	0.80%	19.14%	12.45%	10.88%
Equity - US Large Cap Blend	Putnam Variable Trust Putnam VT Research Fund Class IB	Putnam Investment Management, LLC / Franklin Advisers, Inc., Franklin Templeton Investment Management Limited, The Putnam Advisory Company, LLC	0.95%	26.28%	14.91%	13.02%
Equity - US All Cap	Putnam Variable Trust Putnam VT Sustainable Future Fund Class IB	Putnam Investment Management, LLC / Franklin Advisers, Inc., Franklin Templeton Investment Management Limited	1.06%	14.88%	9.54%	8.84%
Equity - US All Cap	Putnam Variable Trust Putnam VT Sustainable Leaders Fund Class IB	Putnam Investment Management, LLC / Franklin Advisers, Inc., Franklin Templeton Investment Management Limited	0.88%	23.02%	13.72%	13.50%
Equity - US Large Cap Growth	T. Rowe Price Equity Series, Inc. T. Rowe Price Blue Chip Growth Portfolio - II Class	T. Rowe Price Associates, Inc.	0.99%	35.17%	14.18%	14.48%
Equity - US Large Cap Value	T. Rowe Price Equity Series, Inc. T. Rowe Price Equity Income Portfolio - II Class	T. Rowe Price Associates, Inc.	0.98%	11.38%	8.21%	8.00%
Equity - Healthcare Sector	T. Rowe Price Equity Series, Inc. T. Rowe Price Health Sciences Portfolio - II Class	T. Rowe Price Associates, Inc.	1.10%	1.42%	5.81%	8.20%
Equity - Global Emerging Markets	Franklin Templeton Variable Insurance Products Trust Templeton Developing Markets VIP Fund Class 4	Templeton Asset Management Ltd. / Franklin Templeton Investment Management Limited	1.46%	7.51%	0.78%	3.88%
Allocation - Aggressive	Northern Lights Variable Trust TOPS® Aggressive Growth ETF Portfolio Investor Class	ValMark Advisers, Inc. / Milliman Financial Risk Management, LLC	0.79%	11.72%	7.98%	N/A
Allocation - Moderate	Northern Lights Variable Trust TOPS® Balanced ETF Portfolio Investor Class	ValMark Advisers, Inc. / Milliman Financial Risk Management, LLC	0.80%	6.58%	4.40%	N/A
Allocation - Cautious	Northern Lights Variable Trust TOPS® Conservative ETF Portfolio Investor Class	ValMark Advisers, Inc. / Milliman Financial Risk Management, LLC	0.81%	5.76%	3.50%	N/A
Allocation - Aggressive	Northern Lights Variable Trust TOPS® Growth ETF Portfolio Investor Class	ValMark Advisers, Inc. / Milliman Financial Risk Management, LLC	0.80%	10.48%	7.10%	N/A

Type	Fund	Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/24)
				1 Year	5 Year	10 Year
Allocation - Moderate	Northern Lights Variable Trust TOPS® Moderate Growth ETF Portfolio Investor Class	ValMark Advisers, Inc. / Milliman Financial Risk Management, LLC	0.79%	8.48%	5.79%	N/A
Fixed Income - US	Legg Mason Partners Variable Income Trust Western Asset Core Plus VIT Portfolio Class II	Franklin Templeton Fund Advisor, LLC / Western Asset Management Company, LLC, Western Asset Management Company Limited, Western Asset Management Company Ltd, Western Asset Management Company Pte. Ltd.	0.78%	-0.86%	-1.42%	N/A

1
This Fund employs a managed volatility strategy intended to reduce volatility of returns. Please refer to “VARIABLE ACCOUNT OPTIONS: THE FUNDS” and the Fund’s prospectus for more information.
2
The Fund’s current expenses are subject to a temporary expense reimbursement and/or fee waiver. Please refer to the Fund’s prospectus for more information.
3
There is no assurance that this Fund will be able to maintain a stable net asset value per share. In addition, during periods of low interest rates, and partly as a result of asset based separate account charges, the yield on this Fund may become low and possibly negative.

APPENDIX B:
LIST OF DESIGNATED INVESTMENT OPTIONS AND OTHER INVESTMENT RESTRICTIONS
If you own any of the optional living benefit riders listed below including prior versions, your Contract is subject to investment restrictions that limit the investment options that are available to you:
●
Income Boost GLWB (and prior versions)
●
Income Control GLWB (and prior versions)
●
Flex Income Boost GLWB
●
Flex Income Control GLWB
●
Armor Seven / Armor Ten GMAB
●
Armor Flex 7 / Armor Flex 10 GMPB
●
GLWB/GMPB Combo (with Income Control GLWB)
If you violate the investment restrictions applicable to your benefit, your benefit will terminate automatically.
Investment Restrictions for Income Boost GLWB, Flex Income Boost GLWB, GMPB and GLWB/GMPB Combo
You may allocate your Purchase Payments and Contract Value to any Fund under the Contract (i.e., you are not limited to the Designated Investment Options). However, you may not invest in the Fixed Account other than through the DCA Program.
Investment Restrictions – Income Control GLWB, Flex Income Control GLWB, Armor Seven GMAB, Armor Ten GMAB, and GLWB/GMPB Combo
If you own any of these optional living benefit riders, only the Funds that we have designated as “Designated Investment Options” are available for investment. Currently, the Designated Investment Options include the following Funds:
Cautious Allocation
Franklin Income VIP Fund
MFS® VIT II Global Tactical Allocation Portfolio
MFS® VIT III Conservative Allocation Portfolio
TOPS® Conservative ETF Portfolio
Moderate Allocation
AB Variable Products Series AB Balanced Hedged Allocation Portfolio
AFIS American Funds Insurance Series® Global Balanced Fund
AFIS American Funds Insurance Series® Asset Allocation Fund
BlackRock Global Allocation V.I. Fund
First Trust/Dow Jones Dividend & Income Allocation Portfolio
Invesco V.I. Equity and Income Fund
MFS® VIT III Moderate Allocation Portfolio
MFS® Total Return Series
Morgan Stanley Variable Insurance Fund, Inc. Global Strategist Portfolio
Putnam VT George Putnam Balanced Fund
Putnam VT Global Asset Allocation
BlackRock 60/40 Target Allocation ETF VI Fund
Columbia Variable Portfolio - Balanced Fund
Franklin Allocation VIP Fund
Franklin Multi-Asset Variable Conservative Growth
Janus Henderson VIT Balanced Portfolio
TOPS® Balanced ETF Portfolio
TOPS® Moderate Growth ETF Portfolio
Additional information about investment restrictions is provided under “DESIGNATED INVESTMENT OPTIONS” and “OPTIONAL LIVING BENEFITS” in the Prospectus.

The prospectus and statement of additional information (SAI), each dated May 1, 2025, include additional information. The prospectus and SAI are incorporated by reference into this Updating Summary Prospectus. You can request the prospectus and SAI, or other information at no cost, including any historical rates and fees, at http://dfinreports.com/delawarelife, by calling (800) 477-6545, Option 2, or by sending an email request to agentsupport@delawarelife.com. You can also access the prospectus, SAI and other information about the Contract online at https://dfinview.com/DelawareLife/TAHD/246115208.
Reports and other information about the Separate Account are available on the SEC’s website at https://www.sec.gov/ and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
EDGAR Contract Identifier No.: C000221210